Employee Future Benefits - Summary of Disaggregation of Defined Benefit Obligation (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	$ 4,675	$ 4,706
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	640	665
U.S. plans [Member] | Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	3,052	3,026
U.S. plans [Member] | Pension defined benefit plans [member] | Active [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	621	592
U.S. plans [Member] | Pension defined benefit plans [member] | Inactive and retired members [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	2,431	2,434
U.S. plans [Member] | Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	489	515
U.S. plans [Member] | Retiree welfare plans [Member] | Active [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	32	34
U.S. plans [Member] | Retiree welfare plans [Member] | Inactive and retired members [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	457	481
Canadian plans [Member] | Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	1,623	1,680
Canadian plans [Member] | Pension defined benefit plans [member] | Active [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	332	393
Canadian plans [Member] | Pension defined benefit plans [member] | Inactive and retired members [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	1,291	1,287
Canadian plans [Member] | Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	151	150
Canadian plans [Member] | Retiree welfare plans [Member] | Active [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	22	20
Canadian plans [Member] | Retiree welfare plans [Member] | Inactive and retired members [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	$ 129	$ 130